Stock Options, Restricted Stock and Warrants	12 Months Ended
Dec. 31, 2011
Stock Options, Restricted Stock and Warrants [Abstract]
Stock Options, Restricted Stock and Warrants
Stock Options, Restricted Stock and Warrants

Overview
Our Board of Directors approved the 2010 Long-Term Incentive Plan (“2010 LTIP”) as Amended and Restated on October 28, 2011. We may grant equity awards up to 6,365,621 shares under the 2010 LTIP. Awards granted under the 2010 LTIP may include incentive stock options or nonqualified stock options, stock appreciation rights, restricted stock and other stock-based or cash-based awards. Option terms may not exceed 10 years and the exercise price cannot be less than 100% of the estimated fair market value per share of our common stock on the grant date. Any shares awarded or issued pursuant to the exercise of stock options or vesting of restricted stock units will be authorized and unissued shares of our common stock. The maximum number of shares subject to any performance award to any participant during any fiscal year shall be 266,666 shares. The maximum cash payment made under a performance award granted to any participant with respect to any fiscal year shall be $5,440.

Stock Options
The following table summarizes all stock option activity for the year ended December 31, 2011:

Stock Options	Shares	Weighted-Average Exercise Price Per Share	Remaining Average Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2010	1,531,577	$13.93	8.35	$8,133
Granted	1,556,480	12.00
Exercised	(16,304)	12.19
Forfeited	(775,605)	14.01
Expired	(586,353)	15.32
Outstanding, December 31, 2011	1,709,795	$11.67	6.08	$—

Exercisable at December 31, 2011	304,473	$12.85	4.88	$—
Vested and expected to vest at December 31, 2011	1,085,304	$12.00	5.99	$—

The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $77, $3,566 and $663, respectively.

In determining the compensation cost of the stock options granted, the fair value of each option grant has been estimated on the date of grant using the Black-Scholes option pricing model. The assumptions used in these calculations are summarized as follows:

	Year ended December 31,
	2011	2010	2009
Expected life of options granted	5 years	5 years	5 years
Expected volatility	50%	50%	50% - 58%
Range of risk-free interest rates	1.9% - 2.0%	2.0% - 2.3%	1.7% - 2.3%
Expected dividend yield	—%	—%	—%

We calculate expected volatility for stock options using historical volatility for a peer group of 10 companies, as we believe the expected volatility will approximate historical volatility of the peer group. The risk-free interest rate for the expected terms of the stock options is based on the U.S. Treasury constant maturities in effect at the time of grant.

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2011, 2010 and 2009 were $5.41, $6.25 and $7.05, respectively.

Stock-based compensation expense associated with stock options for the years ended December 31, 2011, 2010 and 2009 was $3,471, $2,213 and $2,330, respectively, and was included in datacenter and network operations, product development and sustainment, sales and marketing, general and administrative expenses and restructuring.

At December 31, 2011, there was $2,970 of total unrecognized compensation costs, net of estimated forfeitures, related to unvested options that are expected to be recognized over a weighted-average period of 3.12 years.

In 2011, we terminated the employment of the Chief Executive Officer and as a part of the termination agreement, we accelerated the vesting of all of his outstanding stock options so that they became fully vested on the termination date. These modified awards were revalued on the effective date of the modification and the entire stock-based compensation charge was recognized in full in the third quarter of 2011. Stock-based compensation recognized in 2011 related to these awards and the awards of other terminated executives was $1,163 and is reflected in Restructuring in the Consolidated Statement of Operations.

Restricted Stock Awards
Restricted stock awards have been granted to certain employees and non-employee directors. Vesting of all restricted shares granted between October 2006 and June 2010 were subject to a double trigger vesting requirement under the terms of the restricted stock agreement. The double trigger consisted of time-based vesting and occurrence of a liquidation event, defined as a qualified public offering or a qualified sale of the Company. Prior to the IPO, no compensation expense had been recognized related to the grant of these shares of restricted stock awards as a liquidation event was not considered probable. As a result of the IPO in June 2010, the trigger relating to the qualified public offering was fulfilled and the outstanding restricted stock awards are now subject solely to a time-base vesting restriction. The vesting of the shares is now considered probable; therefore, $17,474 relating to vested awards of stock-based compensation expense was recorded at the IPO date.

The following table summarizes all restricted stock award activity for the year ended December 31, 2011:

Restricted Stock Awards	Shares	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2010	744,898	$12.80
Granted	128,929	8.86
Lapse of Restriction	(460,896)	12.28
Forfeited	(165,173)	12.72
Outstanding, December 31, 2011	247,758	$11.76

Vested and expected to vest at December 31, 2011	159,421	$11.02

Restricted stock awards have voting and dividend rights upon grant and are then considered outstanding. When the restricted stock award is vested, it is then included in weighted-average common shares outstanding. These rights are forfeited should the stock not vest, although some employees were not required to be employed by the Company at the date of the liquidation event or the following lock-up period to receive the shares that vested based on the service period. Restricted stock awards generally vest on a quarterly basis over a four year service period for employees and a one year service period for non-employee directors.

Restricted Stock Units
The following table summarizes all restricted stock unit activity for the year ended December 31, 2011:

Restricted Stock Units	Shares	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2010	203,415	$24.80
Granted	17,435	15.89
Released	—	—
Forfeited	(54,141)	22.94
Outstanding, December 31, 2011	166,709	$24.47

Vested and expected to vest at December 31, 2011	127,818	$24.45

Restricted stock units are not considered outstanding or included in weighted-average common shares outstanding until they are vested. Restricted stock units generally vest every other year over a four year service period.

Stock-based compensation expense associated with restricted stock and restricted stock units for the year ended December 31, 2011 and 2010 was $6,548 and $20,724, respectively. Stock-based compensation expense is included in datacenter and network operations, product development and sustainment, sales and marketing and general and administrative expenses. Additional stock-based compensation expense related to restricted stock awards and units of approximately $3,487 will be recognized over a weighted-average period of 2.92 years.

In 2011, we terminated the employment of the Chief Executive Officer and as a part of the termination agreement, we accelerated the vesting of all of his outstanding restricted stock so that they became fully vested on the termination date. These modified awards were revalued on the effective date of the modification and the entire stock-based compensation charge was recognized in full in the third quarter of 2011. Stock-based compensation recognized in 2011 related to these awards and the awards of other terminated executives was $1,612 and is reflected in Restructuring in the Consolidated Statement of Operations.

Warrants
Warrants were primarily issued in conjunction with financing rounds to investors or other parties and none are held by employees. During 2010, 292,198 redeemable preferred stock warrants were exercised, resulting in the net issuance of 29,316 shares of common stock. In conjunction with the IPO, the outstanding redeemable preferred stock warrants were automatically converted into common stock warrants when the underlying series of preferred stock were converted into shares of common stock. All outstanding warrants are exercisable and during 2011, 11,388 common stock warrants were exercised, resulting in the issuance of 3,004 shares of common stock. In 2010, 1,412,842 common stock warrants were exercised, resulting in the issuance of 522,860 shares of common stock. The following table summarizes the outstanding warrants to purchase common stock as of December 31, 2011:

Number of Warrants	Exercise Price Per Share	Expiration Date
108,498	$35.55	February 23, 2012
19,583	30.75	December 30, 2012
1,029	30.75	February 22, 2013
128,571	32.25	May 16, 2014
107,267	14.54	September 30, 2014
1,770,953	14.54	December 28, 2014
2,135,901